Background - Additional Information (Details)					12 Months Ended
	Dec. 01, 2022	Feb. 16, 2022	Nov. 21, 2019 shares	Nov. 15, 2019 shares	Dec. 31, 2022 Segment
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of operating segments | Segment					1
Reverse stock split	1-for-40	1-for-35
Separation Agreement | Recro
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Right to receive common stock			1
Number of shares held for distribution of new shares				2.5